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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2010
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        August 19, 2010
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        88
                                             ----------------------------

Form 13F Information Table Value Total:      $ 188,236
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

           June 30, 2010


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AGNICO-EAGLE MINES             COM      008474108      3,306     54,400  SH           Sole                       54,400
AKAMAI TECHNOLOGIES            COM      00971t101      1,116     27,500  SH           Sole                       27,500
AMERICAN TOWER CORP            COM      029912201      3,633     81,650  SH           Sole                       81,650
AMERICREDIT CORP.              COM      03060R101      1,275     70,000  SH           Sole                       70,000
AMGEN INC                      COM      031162100      2,104     40,000  SH           Sole                       40,000
APPLE COMPUTER INC COM         COM      037833100      7,204     28,640  SH           Sole                       28,640
ARM HOLDINGS-ADR               COM      042068106      1,390    112,100  SH           Sole                      112,100
ARVINMERITOR INC.              COM      043353101        982     75,000  SH           Sole                       75,000
ATMEL CORPORATION              COM      049513104      1,956    407,500  SH           Sole                      407,500
BANK OF AMERICA                COM      060505104        647     45,000  SH           Sole                       45,000
BCE INC COM                    COM      05534b760      2,684     91,700  SH           Sole                       91,700
BOARDWALK PIPELINE PTNRS       COM      096627104      1,092     36,300  SH           Sole                       36,300
CAMERON INT'L CORP.            COM      13342b105      4,452    136,900  SH           Sole                      136,900
CHESAPEAKE ENERGY CORP.        COM      165167107      1,032     49,250  SH           Sole                       49,250
CIRRUS LOGIC INC.              COM      172755100      1,026     64,900  SH           Sole                       64,900
CISCO SYS INC COM              COM      17275R102      3,086    144,800  SH           Sole                      144,800
CIT GROUP INC.                 COM      125581801      2,709     80,000  SH           Sole                       80,000
CLEAN ENERGY FUELS CORP        COM      184499101      1,227     82,100  SH           Sole                       82,100
COACH, INC.                    COM      189754104        365     10,000  SH           Sole                       10,000
COMSTOCK RESOURCES INC.        COM      205768203      2,112     76,200  SH           Sole                       76,200
CREE, INC.                     COM      225447101        528      8,800  SH           Sole                        8,800
CROWN CASTLE INTL CORP.        COM      228227104      3,264     87,600  SH           Sole                       87,600
CYPRESS SEMICONDUCTOR          COM      232806109      2,563    255,300  SH           Sole                      255,300
DENBURY RESOURCES, INC.        COM      247916208      2,050    140,000  SH           Sole                      140,000
DEVON ENERGY CORP.             COM      25179m103      4,331     71,100  SH           Sole                       71,100
DEVRY, INC.                    COM      251893103      3,674     70,000  SH           Sole                       70,000
DISCOVERY HOLDING              COM      25470f104      6,934    194,185  SH           Sole                      194,185
DOLBY LABS CL.A                COM      25659t107      3,586     57,200  SH           Sole                       57,200
DRESS BARN                     COM      261570105      3,938    165,400  SH           Sole                      165,400
FOREST OIL                     COM      346091705      1,702     62,200  SH           Sole                       62,200
FRONTIER OIL CORP.             COM      35914p105      2,549    189,500  SH           Sole                      189,500
GENERAL MILLS, INC.            COM      370334104      7,650    215,358  SH           Sole                      215,358
GREENLIGHT CAPITAL RE LTD-A    COM      g4095j109      2,350     93,300  SH           Sole                       93,300
HALLIBURTON CO                 COM      406216101      2,779    113,200  SH           Sole                      113,200
HELIX ENERGY SOLUTIONS         COM      42330p107      3,981    369,600  SH           Sole                      369,600
HELMERICH & PAYNE              COM      423452101      3,652    100,000  SH           Sole                      100,000
HOME DEPOT INC.                COM      437076102      3,291    117,230  SH           Sole                      117,230
IESI-BFC LTD                   COM      44951d108        760     37,800  SH           Sole                       37,800
JOHNSON & JOHNSON              COM      478160104        843     14,275  SH           Sole                       14,275
KELLOGG CO.                    COM      487836108      1,252     24,895  SH           Sole                       24,895
LIMITED BRANDS INC.            COM      532716107      1,655     75,000  SH           Sole                       75,000
LULULEMON ATHLETICA INC.       COM      550021109      1,310     35,200  SH           Sole                       35,200
MARKET VECTORS GOLD MINERS     COM      57060u100      2,977     57,300  SH           Sole                       57,300
MCDERMOTT INT'L                COM      580037109      1,124     51,900  SH           Sole                       51,900
MCDONALD'S CORPORATION         COM      580135101        869     13,190  SH           Sole                       13,190
MICROSOFT CORP                 COM      594918104      1,051     45,655  SH           Sole                       45,655
NATIONAL FUEL GAS CO.          COM      636180101        353      7,700  SH           Sole                        7,700
NETFLIX, INC.                  COM      64110l106      2,206     20,300  SH           Sole                       20,300
NEWMONT MINING CORP.           COM      651639106      4,760     77,100  SH           Sole                       77,100
NEWS CORP-CL B                 COM      65248e203      1,794    129,500  SH           Sole                      129,500
NIKE INC CL B                  COM      654106103        824     12,200  SH           Sole                       12,200
PATTERSON ENERGY               COM      703481101      1,676    130,200  SH           Sole                      130,200
PEPSICO INC.                   COM      713448108      5,735     94,100  SH           Sole                       94,100
PG&E CORP.                     COM      69331c108      1,296     31,525  SH           Sole                       31,525
PIONEER NATURAL RESOURCES      COM      723787107      2,087     35,100  SH           Sole                       35,100
PROCTOR & GAMBLE               COM      742718109      2,279     38,000  SH           Sole                       38,000
REPUBLIC SERVICES              COM      760759100      5,830    196,100  SH           Sole                      196,100
ROSETTA RESOURCES INC.         COM      777779307      2,060    104,000  SH           Sole                      104,000
SALESFORCE.COM                 COM      79466l302      1,287     15,000  SH           Sole                       15,000
SBA COMMUNICATIONS CORP-A      COM      78388j106      3,275     96,300  SH           Sole                       96,300
SHAW GROUP, INC.               COM      820280105      4,640    135,600  SH           Sole                      135,600
SHERWIN-WILLIAMS CO.           COM      824348106        457      6,600  SH           Sole                        6,600
SIRIUS SATELLITE RADIO         COM      82967n108      1,209  1,273,000  SH           Sole                    1,273,000
SKYWORKS SOLUTIONS, INC.       COM      83088m102      2,201    131,100  SH           Sole                      131,100
SPDR GOLD TRUST                COM      78463v107      2,482     20,400  SH           Sole                       20,400
STANLEY BLACK & DECKER, INC.   COM      854502101        788     15,600  SH           Sole                       15,600
STARBUCKS CORP.                COM      855244109      1,254     51,600  SH           Sole                       51,600
SWIFT ENERGY CO.               COM      870738101      2,489     92,475  SH           Sole                       92,475
TENNECO INC.                   COM      880349105      2,654    126,000  SH           Sole                      126,000
TERADYNE INC                   COM      880770102        393     40,300  SH           Sole                       40,300
VERIZON COMMUNICATIONS         COM      92343v104      1,146     40,900  SH           Sole                       40,900
VMWARE INC-A                   COM      928563402      1,202     19,200  SH           Sole                       19,200
VORNADO REALTY TRUST           COM      929042109        729     10,000  SH           Sole                       10,000
WAL-MART STORES, INC.          COM      931142103        960     19,970  SH           Sole                       19,970
WALT DISNEY                    COM      254687106      1,181     37,500  SH           Sole                       37,500
WHOLE FOODS MARKET, INC.       COM      966837106      1,221     33,900  SH           Sole                       33,900
XILINX, INC.                   COM      983919101      2,094     82,900  SH           Sole                       82,900
YAHOO! INC                     COM      984332106      1,059     76,510  SH           Sole                       76,510
ADS PUTS 1/22/2011 65          PUT      ads 11012      1,091      1,010  SH   PUT     Sole                        1,010
BP PUTS 10/16/2010 25          PUT      bp 101016        215        724  SH   PUT     Sole                          724
COCO PUTS 8/21/2010 15         PUT      coco 1008      1,337      2,621  SH   PUT     Sole                        2,621
QQQQ PUTS 7/17/2010 46         PUT      qqqq 1007      2,766      8,110  SH   PUT     Sole                        8,110
SPY PUTS 7/17/2010 111         PUT      spy 10071      2,481      3,007  SH   PUT     Sole                        3,007
UA PUTS 10/16/2010 35          PUT      ua 101016        632      1,469  SH   PUT     Sole                        1,469
WSO PUTS 11/20/2010 55         PUT      wso 10112        295        602  SH   PUT     Sole                          602
ZION PUTS 7/17/2010 28         PUT      qmv 10071        712      1,113  SH   PUT     Sole                        1,113
AMT CALLS 7/17/2010 42.50      CALL     amt 10071        236      1,000  SH   CALL    Sole                        1,000
HAL CALLS 10/16/2010 26       CALL      hal 10101        789      3,047  SH   CALL    Sole                        3,047

REPORT SUMMARY               88 DATA RECORDS 188,236   1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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